SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.7%

Asia - 4.4%

Australia - 2.2%
Atlassian Corp. *	3,445	547,100
Macquarie Group, Ltd.	3,810	612,073

		1,159,173

Japan - 1.2%
Recruit Holdings Co., Ltd.	10,600	642,011

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	155,000	561,992

Europe - 31.8%

Denmark - 0.9%
Novo Nordisk A/S, ADR	3,925	467,350

France - 0.8%
Safran SA, ADR	7,520	442,792

Germany - 5.6%
Allianz SE, ADR	34,190	1,122,116
Infineon Technologies AG	6,275	219,749
Muenchener Rueckversicherungs AG	1,470	808,838
Siemens AG	4,250	857,899

		3,008,602

Ireland - 5.0%
Accenture, PLC	3,285	1,161,182
Linde, PLC	1,445	689,063
Trane Technologies, PLC	2,125	826,051

		2,676,296

Spain - 1.7%
Iberdrola SA	59,010	912,392

Switzerland - 5.2%
Chubb, Ltd.	2,290	660,413
Lonza Group AG	930	587,438
Nestle SA	4,885	490,376
Partners Group Holding AG	705	1,057,895

		2,796,122

United Kingdom - 12.6%
AstraZeneca, PLC, ADR	15,040	1,171,766
BAE Systems, PLC	63,905	1,057,293
Compass Group, PLC	14,170	453,533
Diageo, PLC, ADR	4,125	578,902
London Stock Exchange Group, PLC	6,715	917,513
Man Group, PLC	216,290	612,460
RELX, PLC	14,120	662,972
Shell, PLC, ADR	20,055	1,322,627

		6,777,066

North America - 60.5%

United States - 60.5%
Abbott Laboratories	7,230	824,292
AbbVie, Inc.	750	148,110
Alphabet, Inc. - Class A	8,790	1,457,822
Apple, Inc.	18,220	4,245,260
Applied Materials, Inc.	7,985	1,613,369

Name of Issuer	Quantity	Fair Value ($)

Arthur J Gallagher & Co.	3,685	1,036,848
Broadcom, Inc.	17,850	3,079,125
Cheniere Energy, Inc.	2,830	508,947
ConocoPhillips	4,025	423,752
Constellation Brands, Inc.	2,690	693,186
FedEx Corp.	1,900	519,992
Goldman Sachs Group, Inc.	1,370	678,301
Home Depot, Inc.	2,490	1,008,948
Honeywell International, Inc.	3,130	647,002
JPMorgan Chase & Co.	7,180	1,513,975
Lockheed Martin Corp.	1,525	891,454
McDonald’s Corp.	1,820	554,208
Microsoft Corp.	10,475	4,507,393
Mondelez International, Inc.	6,940	511,270
NVIDIA Corp.	11,500	1,396,560
Otis Worldwide Corp.	3,785	393,413
PepsiCo, Inc.	4,765	810,288
Salesforce, Inc.	705	192,966
Sherwin-Williams Co.	1,835	700,364
Thermo Fisher Scientific, Inc.	1,145	708,263
Union Pacific Corp.	3,960	976,061
UnitedHealth Group, Inc.	1,930	1,128,432
Waste Management, Inc.	2,880	597,888
WEC Energy Group, Inc.	3,010	289,502
Williams Cos., Inc.	8,500	388,025

		32,445,016

Total Common Stocks (cost: $21,732,414)		51,888,812

Short-Term Securities - 3.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $1,695,199)	1,695,199	1,695,199

Total Investments in Securities - 99.9% (cost $23,427,613)		53,584,011

Other Assets and Liabilities, net - 0.1%		76,518

Net Assets - 100.0%		$53,660,529

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,159,173	—	—	1,159,173
Denmark	467,350	—	—	467,350
France	442,792	—	—	442,792
Germany	3,008,602	—	—	3,008,602
Ireland	2,676,296	—	—	2,676,296
Japan	642,011	—	—	642,011
Singapore	561,992	—	—	561,992
Spain	912,392	—	—	912,392
Switzerland	2,796,122	—	—	2,796,122
United Kingdom	6,777,066	—	—	6,777,066
United States	32,445,016	—	—	32,445,016
Short-Term Securities	1,695,199	—	—	1,695,199
Total:	53,584,011	—	—	53,584,011

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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